NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	PREFERRED STOCKS — 16.0%
	ASSET MANAGEMENT — 2.2%
35,000	Compass Diversified Holdings - Series B, 7.8750%	$779,450

	BANKING — 3.9%
28,000	Bank of Hawaii Corporation, 8.0000%	731,920
28,000	First Busey Corporation, 8.2500%	722,400
		1,454,320
	COMMERCIAL SUPPORT SERVICES — 1.9%
68,000	Star Equity Holdings, Inc., 10.0000%	676,600

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
1,000,000	Mellon Capital IV - Series 1, 4.5226%	831,108

	REAL ESTATE INVESTMENT TRUSTS — 5.2%
32,000	EPR Properties - Series C, 5.7500%	839,040
21,000	LXP Industrial Trust - Series C, 6.5000%	1,032,990
		1,872,030
	SOFTWARE — 0.5%
1,800	Strategy, Inc. - Series A, 10.5000%	174,780

	TOTAL PREFERRED STOCKS (Cost $5,527,955)	5,788,288

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BOND — 1.3%
	LEISURE PRODUCTS — 1.3%
514,000	Winnebago Industries, Inc.	3.2500	01/15/30	475,964

	TOTAL CONVERTIBLE BOND (Cost $483,634)			475,964

	CORPORATE BONDS — 73.2%
	AEROSPACE & DEFENSE — 2.7%
1,000,000	TransDigm, Inc.	4.6250	01/15/29	982,619

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.2% (Continued)
	ASSET MANAGEMENT — 2.3%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	$844,838

	BANKING — 4.2%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,488,559

	BIOTECH & PHARMA — 3.9%
1,400,000	Elanco Animal Health, Inc.	6.4000	08/28/28	1,436,876

	CONSUMER SERVICES — 3.5%
1,300,000	Carriage Services, Inc.	4.2500	05/15/29	1,247,007

	ENGINEERING & CONSTRUCTION — 2.6%
900,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	7.5000	02/01/32	924,622

	HOME & OFFICE PRODUCTS — 11.9%
1,500,000	ACCO Brands Corporation(a)	4.2500	03/15/29	1,413,070
1,510,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,512,494
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,362,676
				4,288,240
	HOME CONSTRUCTION — 3.6%
1,300,000	M/I Homes, Inc.	4.9500	02/01/28	1,295,069

	HOUSEHOLD PRODUCTS — 6.6%
1,300,000	Central Garden & Pet Company	4.1250	10/15/30	1,233,315
200,000	Energizer Holdings, Inc.	4.7500	06/15/28	198,388
1,000,000	Energizer Holdings, Inc.(a)	6.0000	09/15/33	959,148
				2,390,851
	INSURANCE — 3.5%
1,300,000	Horace Mann Educators Corporation	4.7000	10/01/30	1,270,245

	LEISURE FACILITIES & SERVICES — 14.7%
1,100,000	Carnival Corporation	6.6500	01/15/28	1,120,317

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.2% (Continued)
	LEISURE FACILITIES & SERVICES — 14.7% (Continued)
1,450,000	Churchill Downs, Inc. (a)	4.7500	01/15/28	$1,440,765
1,300,000	Lindblad Expeditions, LLC(a)	7.0000	09/15/30	1,339,724
1,400,000	Vail Resorts, Inc.	5.6250	07/15/30	1,398,576
				5,299,382
	MEDICAL EQUIPMENT & DEVICES — 2.9%
1,250,000	Embecta Corporation(a)	6.7500	02/15/30	1,035,213

	REAL ESTATE INVESTMENT TRUSTS — 3.9%
1,400,000	EPR Properties	4.9500	04/15/28	1,397,778

	RETAIL - DISCRETIONARY — 3.7%
1,350,000	BlueLinx Holdings, Inc.(a)	6.0000	11/15/29	1,346,371

	SPECIALTY FINANCE — 3.2%
1,100,000	EZCORP, Inc.(a)	7.3750	04/01/32	1,146,463

	TOTAL CORPORATE BONDS (Cost $26,512,065)			26,394,133

	U.S. GOVERNMENT & AGENCIES — 6.8%
	U.S. TREASURY BILLS — 6.8%
1,000,000	United States Treasury Bill(b)	3.7500	11/03/26	993,462
500,000	United States Treasury Bill(b)	3.8800	01/14/27	492,873
500,000	United States Treasury Bill(b)	3.9500	02/18/27	490,924
500,000	United States Treasury Bill(b)	3.8800	03/18/27	489,633
				2,466,892
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,467,247)			2,466,892

Shares
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
649,752	First American Treasury Obligations Fund, Class X, 3.59%(c) (Cost $649,752)			649,752

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Fair Value
TOTAL INVESTMENTS - 99.1% (Cost $35,640,653)	$35,775,029
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	330,069
NET ASSETS - 100.0%	$36,105,098

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the total market value of Rule 144A securities is $9,605,376 or 26.6% of net assets.

(b)	Zero coupon bond. Rate disclosed is the current yield as of August 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of August 31, 2026.